Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interests
Beginning Balance at Dec. 31, 2010	$ 1,257,805	$ 146,000	$ 20,133	$ 119,722	$ (2,585)	$ (115,449)	$ 1,219,303	$ 16,681
Beginning Balance (in shares) at Dec. 31, 2010			201,326
Net income	224,026	(1,364)					220,559	3,467
Other comprehensive income	2,730				2,112			618
Common stock issued from treasury shares for exercise of stock options (Note 18)	8,065			(3,450)		11,515
Common stock issued for nonvested awards (Note 18) (in shares)			534
Common stock issued for nonvested awards (Note 18)			53	(53)
Common stock issued from treasury shares for nonvested awards (Note 18)				(172)		172
Share-based compensation (Note 18)	16,513			16,513
Cash dividends declared ($0.40 in 2013, $0.40 in 2012 and $0.31 in 2011 per share)	(59,228)						(59,228)
Purchase of treasury shares (Note 19)	(121,272)					(121,272)
Adjustment to fair value of non-controlling interest in TMS	(6,828)	29,414		(6,828)
Redemption of redeemable noncontrolling interests		(174,050)
Subsidiary dividends paid to noncontrolling interests	(448)							(448)
Subsidiary repurchase of noncontrolling interests	(493)			77	28			(598)
Tax benefits or shortfalls associated with share-based compensation	139			139
Ending Balance at Dec. 31, 2011	1,321,009		20,186	125,948	(445)	(225,034)	1,380,634	19,720
Ending Balance (in shares) at Dec. 31, 2011			201,860
Net income	248,418	1,505					244,280	4,138
Other comprehensive income	517				1,853			(1,336)
Common stock issued from treasury shares for exercise of stock options (Note 18)	9,991			(2,386)		12,377
Common stock issued for nonvested awards (Note 18) (in shares)			611
Common stock issued for nonvested awards (Note 18)			61	(61)
Common stock issued from treasury shares for nonvested awards (Note 18)				(628)		628
Share-based compensation (Note 18)	18,623			18,623
Cash dividends declared ($0.40 in 2013, $0.40 in 2012 and $0.31 in 2011 per share)	(75,851)						(75,851)
Purchase of treasury shares (Note 19)	(75,272)					(75,272)
Subsidiary dividends paid to noncontrolling interests	(2,797)							(2,797)
Fair value of noncontrolling interest in CPAY		38,000
Tax benefits or shortfalls associated with share-based compensation	297			297
Ending Balance at Dec. 31, 2012	1,444,935	39,505	20,247	141,793	1,408	(287,301)	1,549,063	19,725
Ending Balance (in shares) at Dec. 31, 2012			202,471
Net income	250,081	6,515					244,750	5,331
Other comprehensive income	(413)				2,341			(2,754)
Replacement share-based awards issued in connection with acquisition (Note 18)	15,556			(1,167)		16,723
Common stock issued from treasury shares for exercise of stock options (Note 18)	40,691			(700)		41,391
Common stock issued for nonvested awards (Note 18) (in shares)			319
Common stock issued for nonvested awards (Note 18)			32	(32)
Common stock issued from treasury shares for nonvested awards (Note 18)				(5,747)		5,747
Share-based compensation (Note 18)	28,972			28,972
Common stock issued from treasury shares for dividend equivalents (Note 18)	498			36		301	161
Cash dividends declared ($0.40 in 2013, $0.40 in 2012 and $0.31 in 2011 per share)	(75,770)						(75,770)
Purchase of treasury shares (Note 19)	(103,857)					(103,857)
Subsidiary dividends paid to noncontrolling interests	(953)	(6,368)						(953)
Tax benefits or shortfalls associated with share-based compensation	2,686			2,686
Ending Balance at Dec. 31, 2013	$ 1,602,426	$ 39,652	$ 20,279	$ 165,841	$ 3,749	$ (326,996)	$ 1,718,204	$ 21,349
Ending Balance (in shares) at Dec. 31, 2013			202,790